Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%
Pension benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%